S000045541 [Member] Expense Example - AB International Growth Portfolio	Jun. 30, 2026 USD ($)
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	373
Expense Example, with Redemption, 5 Years	675
Expense Example, with Redemption, 10 Years	1,533
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	537
Expense Example, with Redemption, 3 Years	862
Expense Example, with Redemption, 5 Years	1,210
Expense Example, with Redemption, 10 Years	2,189
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	293	[1]
Expense Example, with Redemption, 3 Years	674
Expense Example, with Redemption, 5 Years	1,181
Expense Example, with Redemption, 10 Years	$ 2,403

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.